Segment and geographic information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment and geographic information

Note 17: —Segment and geographic information

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Year ended December 31,
	2020	2019	2018
U.S.	$100,706	$57,938	$40,529
Europe	48,331	25,181	15,265
Asia Pacific	22,814	13,356	11,076
Rest of the world	15,715	9,374	7,477
Israel	1,944	1,224	1,156
	$189,510	$107,073	$75,503

Long lived assets (including ROU assets) by geographical areas was as follows:

	December 31,
	2020	2019
Israel	$18,733	$4,961
U.S. and other	3,143	360
	$21,876	$5,321